ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries			¥ 1,340,756		¥ 1,340,527
Current assets:
Cash and cash equivalents		$ 38,023	246,303	$ 27,831	180,285	¥ 98,962	¥ 118,081
Amounts due from related parties		285	1,847		2,780
Prepaid expenses and other current assets		24,099	156,104		147,876
Total current assets		105,379	682,624		993,736
Non-current assets:
Intangible assets, net			103,394		122,157
Total non-current assets		50,218	325,301		511,952
Total assets		$ 155,597	¥ 1,007,925		1,505,688
Current liabilities:
Convertible loan					13,470
Deferred revenue		$ 17,890	¥ 115,886		116,959
Amounts due to related parties		1,183	7,662		11,883
Accrued and other liabilities		56,710	367,357		483,204
Total current liabilities		129,578	839,381		1,491,336
Total liabilities		133,549	865,102		1,558,994
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.003 par value; 40,000,000 and 40,000,000 shares authorized, 30,536,833 and 38,265,177  shares issued and outstanding as of December 31, 2014 and 2015, respectively)	[1]	111	717		574
Additional paid-in capital		531,879	3,445,408		3,325,288
Accumulated deficit		(523,086)	(3,388,447)		(3,451,958)
Accumulated other comprehensive income (deficit)		789	5,113		(3,740)
Total Ambow Education Holding Ltd.'s equity (deficit)		22,198	143,796		(49,059)
Total liabilities and equity		155,597	1,007,925		1,505,688
Parent Company [Member]
Current assets:
Cash and cash equivalents		1,337	8,658	$ 26	166	¥ 202	¥ 15,644
Amounts due from related parties		28,201	182,686		40,026
Prepaid expenses and other current assets		25	160		49,912
Total current assets		29,563	191,504		90,104
Non-current assets:
Intangible assets, net		$ 2	¥ 16		¥ 150
Investment in subsidiaries
Total non-current assets		$ 2	¥ 16		¥ 150
Total assets		$ 29,565	¥ 191,520		90,254
Current liabilities:
Convertible loan					13,470
Deferred revenue					866
Amounts due to related parties		$ 2,291	¥ 14,839		55,699
Accrued and other liabilities		7,956	51,540		69,278
Total current liabilities		$ 10,247	¥ 66,379		¥ 139,313
Total non-current liabilities
Total liabilities		$ 10,247	¥ 66,379		¥ 139,313
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.003 par value; 40,000,000 and 40,000,000 shares authorized, 30,536,833 and 38,265,177  shares issued and outstanding as of December 31, 2014 and 2015, respectively)		111	717		574
Additional paid-in capital		531,879	3,445,408		3,325,288
Accumulated deficit		(513,461)	(3,326,097)		(3,371,181)
Accumulated other comprehensive income (deficit)		789	5,113		(3,740)
Total Ambow Education Holding Ltd.'s equity (deficit)		19,318	125,141		(49,059)
Total liabilities and equity		$ 29,565	¥ 191,520		¥ 90,254

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.'s 1 for 30 reverse stock split, which was effective on September 4, 2015.